Note 13 - Commitments, Contingencies and Guarantees - Lease Obligations (Details) $ in Thousands	Jan. 31, 2018 USD ($)
2019	$ 5,196
2020	3,296
2021	1,784
2022	768
2023	471
2024	297
2025	287
2026	290
2027	188
12,577
Operating Leases [Member]
2019	5,135
2020	3,241
2021	1,782
2022	768
2023	471
2024	297
2025	287
2026	290
2027	188
12,459
Capital Leases [Member]
2019	61
2020	55
2021	2
$ 118